Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies, by Policy (Policies) [Line Items]
Nature of Operations [Text Block]

Organization and Nature of Operations

Revolutions Medical Corporation, a Nevada corporation, (“the Company” or “RevMed”) has been endeavoring to design, develop and commercialize auto retractable vacuum safety syringes.  Our present product development effort is focused on the RevVac™ Auto Retractable Vacuum Safety Syringe, which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases.  The Company also has developed a suite of proprietary MRI software tools; RevColor™, Rev3D™, and RevDisplay™.  These tools are designed to enhance general diagnostic confidence through education and research use and in the future the Company believe will have specific commercial applications. The Company’s administrative facilities are located in Charleston, South Carolina. The Company’s primary manufacturing facility is located in Wuxi, China.

Development Stage Enterprise General Disclosures [Text Block]

Development Stage Company

Since its inception in 1996, the Company has been considered a development stage enterprise for financial reporting purposes as significant efforts have been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.

Development Stage Company

Since its inception in 1996, the Company has been considered a development stage enterprise for financial reporting purposes as significant efforts have been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.

Use of Estimates, Policy [Policy Text Block]

Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Reclassification, Policy [Policy Text Block]	Reclassification Certain prior period amounts have been reclassified to conform to current period presentation.	Reclassification Certain prior period amounts have been reclassified to conform to current period presentation.
Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.	Cash and Cash Equivalents The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.
Trade and Other Accounts Receivable, Policy [Policy Text Block]

Accounts Receivable

The Company records trade receivables when revenue is recognized.  No product has been consigned to customers.  The Company’s allowance for doubtful accounts is primarily determined by review of specific trade receivables.  Those accounts that are doubtful of collection are included in the allowance.  These provisions are reviewed to determine the adequacy of the allowance for doubtful accounts.  Trade receivables are charged off when there is certainty as to their being uncollectible.  Trade receivables are considered delinquent when payment has not been made within contract terms.

The Company requires certain distributors to make a prepayment prior to beginning production or shipment of their order.  Distributors may apply such prepayments to their outstanding invoices or pay the invoice and continue to carry forward the deposit for future orders.  Such amounts are included in other accrued liabilities on the balance sheets.  The Company records an allowance for estimated returns as a reduction to accounts receivable and gross profit.  To date, returns have been immaterial.

Accounts Receivable

The Company records trade receivables when revenue is recognized.  No product has been consigned to customers.  The Company’s allowance for doubtful accounts is primarily determined by review of specific trade receivables.  Those accounts that are doubtful of collection are included in the allowance.  These provisions are reviewed to determine the adequacy of the allowance for doubtful accounts.  Trade receivables are charged off when there is certainty as to their being uncollectible.  Trade receivables are considered delinquent when payment has not been made within contract terms.

The Company requires certain distributors to make a prepayment prior to beginning production or shipment of their order.  Distributors may apply such prepayments to their outstanding invoices or pay the invoice and continue to carry forward the deposit for future orders.  Such amounts are included in other accrued liabilities on the balance sheets.  The Company records an allowance for estimated returns as a reduction to accounts receivable and gross profit.  To date, returns have been immaterial.

Inventory, Policy [Policy Text Block]

Inventories

Inventories include only finished goods and are valued at the lower of cost or market, with cost being determined using weighted average cost.  The Company compares the average cost to the market price and records the lower value.  Management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time to sell such inventory, the shelf life of inventory, and current market conditions when determining excess or obsolete inventories.  A reserve is established for any excess or obsolete inventories or they may be written off. As of March 31, 2013 and December 31, 2012, no allowance for inventory was recorded.

Inventories

Inventories include only finished goods and are valued at the lower of cost or market, with cost being determined using weighted average cost.  The Company compares the average cost to the market price and records the lower value.  Management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time to sell such inventory, the shelf life of inventory, and current market conditions when determining excess or obsolete inventories.  A reserve is established for any excess or obsolete inventories or they may be written off. For the years ended December 31, 2012 and 2011, no allowance for inventory was recorded.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment, including significant improvements, are stated at cost. Expenditures for maintenance and repairs are charged to operating expenses as incurred. When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Depreciation and amortization expense is recorded on a straight-line basis over the estimated useful life of the asset as listed below:

Property and Equipment

Property and equipment, including significant improvements, are stated at cost. Expenditures for maintenance and repairs are charged to operating expenses as incurred. When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Depreciation and amortization expense is recorded on a straight-line basis over the estimated useful life of the asset as listed below:

Intangible Assets, Finite-Lived, Policy [Policy Text Block]

Intangibles

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals and amortized on a straight-line basis over periods varying from 17 to 20 years.

Intangibles

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals and amortized on a straight-line basis over periods varying from 17 to 20 years.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-lived Assets

The Company reviews the carrying value of the long-lived assets periodically to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Among the factors the Company considers in making the evaluation are changes in market position and profitability. If facts and circumstances exist which may indicate impairment, the Company will prepare a projection of the undiscounted cash flows of the asset group and determine if the long-lived assets are recoverable based on these undiscounted cash flows. If impairment is indicated, an adjustment will be made to reduce the carrying amount of these assets to their fair value.

Impairment of Long-lived Assets

The Company reviews the carrying value of the long-lived assets periodically to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Among the factors the Company considers in making the evaluation are changes in market position and profitability. If facts and circumstances exist which may indicate impairment, the Company will prepare a projection of the undiscounted cash flows of the asset group and determine if the long-lived assets are recoverable based on these undiscounted cash flows. If impairment is indicated, an adjustment will be made to reduce the carrying amount of these assets to their fair value.

Research and Development Expense, Policy [Policy Text Block]

Research and Development

Research and development costs are expensed as incurred.  The Company incurred $0, $71,388 and $2,935,949 of research and development expenses for the three months ended March 31, 2013 and 2012, and for the period from August 16, 1996 (inception) through March 31, 2013.

Research and Development

Research and development costs are expensed as incurred.  The Company incurred $35,544, $57,000 and $2,935,949 of research and development expenses for the years ended December 31, 2012 and 2011, and for the period from August 16, 1996 (inception) through December 31, 2012.

Derivatives, Policy [Policy Text Block]

Derivative Instruments

Derivatives are measured at their fair value on the balance sheet.  In determining the appropriate fair value, the Company uses the Black-Scholes option pricing formula.  Changes in fair value are recorded in the statement of operations.

Derivative Instruments

Derivatives are measured at their fair value on the balance sheet.  In determining the appropriate fair value, the Company uses the Black-Scholes option pricing formula.  Changes in fair value are recorded in the statement of operations.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value of Financial Instruments

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date.  The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs are classified as follows:

●	Level 1 – quoted prices in active markets for identical assets or liabilities.

●	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

●	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at March 31, 2013, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1,272	$—	$—	$1,272

Derivative liability	$—	$—	$268,249	$268,249

The following table summarizes fair value measurements by level at December 31, 2012, for assets and liabilities measured at fair value on a recurring basis:

Fair Value of Financial Instruments

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date.  The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs are classified as follows:

●	Level 1 – quoted prices in active markets for identical assets or liabilities.

●	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

●	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at December 31, 2012, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$54	$—	$—	$54

Derivative liability	$—	$—	$364,802	$364,802

The following table summarizes fair value measurements by level at December 31, 2011, for assets and liabilities measured at fair value on a recurring basis:

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Revenue is recognized for sales when title and risk of ownership passes to the customer, generally upon shipment from the manufacturing facility in Wuxi, China or from our warehouse facility in Ladson, South Carolina; when price is fixed or determinable; and when collection is reasonably assured.  Sales through the Company’s distribution relationship with McKesson Corporation (“McKesson”) are recognized according to the terms of the distribution contract. Under these terms, McKesson has the right to return any unsold product shipped by the Company from its initial stocking order for a full refund. The Company will recognize these shipments as revenue when McKesson sells the product to an end user or customer and is no longer able to return unused product for a refund.  Any subsequent orders from McKesson that go directly to end user or customer are recognized as revenue in accordance with Company revenue recognition policies.

Revenue Recognition

Revenue is recognized for sales when title and risk of ownership passes to the customer, generally upon shipment from the manufacturing facility in Wuxi, China or from our warehouse facility in Ladson, South Carolina; when price is fixed or determinable; and when collection is reasonably assured.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-based Compensation

The Company estimates the fair value of each stock option award at the grant date by using the Black-Scholes option pricing model and value of common shares based on the trading price on the date of the share grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. As share-based compensation expense is recognized based on awards ultimately expected to vest, the Company reduces the expense for estimated forfeitures based on historical forfeiture rates. Previously recognized compensation costs may be adjusted to reflect the actual forfeiture rate for the entire award at the end of the vesting period. Excess tax benefits, if any, are recognized as an addition to paid-in capital.

Share-based Compensation

The Company estimates the fair value of each stock option award at the grant date by using the Black-Scholes option pricing model and value of common shares based on the trading price on the date of the share grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. As share-based compensation expense is recognized based on awards ultimately expected to vest, the Company reduces the expense for estimated forfeitures based on historical forfeiture rates. Previously recognized compensation costs may be adjusted to reflect the actual forfeiture rate for the entire award at the end of the vesting period. Excess tax benefits, if any, are recognized as an addition to paid-in capital.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company uses the liability method of accounting for income taxes.  Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Income Taxes

The Company uses the liability method of accounting for income taxes.  Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Earnings Per Share, Policy [Policy Text Block]

Earnings (Loss) Per Common Share

Basic net income (loss) per common share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock outstanding during the period. Diluted net income per common share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per common share assumes the dilutive effect of stock options, warrants and any other potentially dilutive securities outstanding. During a loss period, the potentially dilutive securities have an anti-dilutive effect and are not included in the calculation of dilutive net loss per common share. For the three months ended March 31, 2013, potentially issuable shares, including options and warrants to purchase 18,689,008 shares of the Company’s common stock and notes payable convertible to 8,577,214 shares of the Company’s common stock, have been excluded from the calculation. For the three months ended March 31, 2012, potentially issuable shares, including options and warrants to purchase 22,895,350 shares of the Company’s common stock and notes payable convertible to 7,826,910  shares of the Company’s common stock have been excluded from the calculation.

Earnings (Loss) Per Common Share

Basic net income (loss) per common share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock outstanding during the period. Diluted net income per common share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per common share assumes the dilutive effect of stock options, warrants and any other potentially dilutive securities outstanding. During a loss period, the potentially dilutive securities have an anti-dilutive effect and are not included in the calculation of dilutive net loss per common share. For the year ended December 31, 2011, potentially issuable shares, including options and warrants to purchase 18,845,350 shares of the Company’s common stock and notes payable convertible to 4,637,152 shares of the Company’s common stock, have been excluded from the calculation. For the year ended December 31, 2012, potentially issuable shares, including options and warrants to purchase 14,980,000 shares of the Company’s common stock and notes payable convertible to 6,603,582  shares of the Company’s common stock have been excluded from the calculation.

Subsequent Events, Policy [Policy Text Block]	Subsequent Events The Company has evaluated all transactions occurring through the date of issuance of the financial statements for subsequent event disclosure consideration.

Subsequent Events

The Company has evaluated all transactions occurring between the end of its fiscal year, December 31, 2012, through the date of issuance of the financial statements for subsequent event disclosure consideration.

New Accounting Pronouncements, Policy [Policy Text Block]

New Accounting Standards

The Company does not expect that any recently issued accounting pronouncements will have a significant impact on the results of operations, financial position, or cash flows of the Company.

New Accounting Standards

The Company does not expect that any recently issued accounting pronouncements will have a significant impact on the results of operations, financial position, or cash flows of the Company.

Beneficial Conversion Feature [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Derivatives, Policy [Policy Text Block]

Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that have conversion prices that create an embedded beneficial conversion feature on the issuance date. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. The intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid-in capital.  The debt discount is amortized to interest expense over the life of the note using the effective interest method.

Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that have conversion prices that create an embedded beneficial conversion feature on the issuance date. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. The intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid-in capital.  The debt discount is amortized to interest expense over the life of the note using the effective interest method.